Related Parties Transactions - Schedule of Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards (Details)	Dec. 31, 2024 shares
Dr Robert Langer | Entrega | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	250,000
Number of options held (in shares)	82,500
Number of RSUs held (in shares)	0
Ownership interest	4.29%
Dr Raju Kucherlapati | Enlight (Class B Common) | Class B common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	0
Number of options held (in shares)	30,000
Number of RSUs held (in shares)	0
Ownership interest	3.00%
Dr Raju Kucherlapati | Seaport Therapeutics (Common)
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	21,052
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.01%
Dr John LaMattina | Vedanta Biosciences (Common) | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	25,000
Number of options held (in shares)	15,000
Number of RSUs held (in shares)	0
Ownership interest	0.25%
Dr John LaMattina | Seaport Therapeutics (Common)
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	21,052
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.01%
Eric Elenko | Seaport Therapeutics (Common)
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	950,000
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.64%
Michele Holcomb | Seaport Therapeutics (Common)
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	21,052
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.01%
Sharon Barber-Lui | Seaport Therapeutics (Common)
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	21,052
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.01%